Schedule of unrecognized deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Reconciliation Of Income Tax Expenses To Prima Facie Tax On Accounting Loss
Unused tax losses	$ 5,614,050	$ 1,570,104
Deductible temporary differences	2,286,397	488,572
Unrecognized deferred tax losses	$ 7,900,447	$ 2,058,676